Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Advances received on contracts in progress, between 1 and 5 years	$ 503	$ 508
Derivatives	2,987	6,385
Total non-current other payables	3,490	6,893
Trade payables	26,012	27,226
Accrued expenses	38,020	35,321
Accrued payroll	2,160	5,849
Dividends payable	555	565
Accrued interest	6,570	2,959
Deferred income	7,545	13,138
Other payables	3,050	92
Total current trade and other payables	$ 83,912	$ 85,150